Expenses by category (Details) - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Research and Development [Abstract]
Operating expenses	SFr 37,465	SFr 32,921	SFr 23,822
Payroll expenses	12,382	10,662	8,552
Share-based compensation	585	694	289
Total research and development expenses	50,432	44,277	32,663
General and Administration [Abstract]
Operating expenses	6,637	4,903	3,857
Payroll expenses	7,172	5,740	4,984
Share-based compensation	2,249	1,824	1,290
Total general and administrative expenses	16,058	12,467	10,131
Financial Result, net [Abstract]
Interest income/ (expense)	(1,590)	(269)	184
Change in fair value of conversion feature	4,542	0	0
Foreign currency remeasurement gain/(loss), net	(2,013)	(1,194)	(4,049)
Other finance income/(expense)	(33)	62	(7)
Finance result, net	906	(1,401)	(3,872)
Net interest expense	1,894	SFr 298	SFr 147
Convertible Note Agreement with Lilly [Member]
Financial Result, net [Abstract]
Net interest expense	1,600
Effective interest recorded to amortize the host debt	SFr 1,400